Patents and Trademarks, Net (Additional Information) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization			$ 54,979	$ 59,396
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			50,058
Impairment of Patents and Trademarks	0	0	73,423	64,703
Abandoned Patents and Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of Patents and Trademarks			73,423	64,703
Amortization of Intangible Assets			98,798	171,868
Asset Impairment Cost			$ 25,375	$ 107,165